SHARE CAPITAL (Tables)	9 Months Ended
May 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of Shares	Average Exercise Price CAD$
Options outstanding at August 31, 2018	308,550	45.20
Forfeited/Cancelled	(308,550)	45.20
Granted	1,554,000	2.61
Options outstanding at August 31, 2019	1,554,000	2.61
Granted	1,628,500	1.81
Options outstanding at May 31, 2020	3,182,500	2.20

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Stock options outstanding at May 31, 2020	Stock options exercisable at May 31, 2020	Average Exercise Price CAD$	Average Remaining Contractual Life (Years)
3,182,500	Nil	2.20	4.19